Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST I
Prospectus Date	rr_ProspectusDate	Jul. 01, 2022
Empower Shares | JPMorgan Prime Money Market Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Class/Ticker: Empower/EJPXX
Objective [Heading]	rr_ObjectiveHeading	The Fund’s Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income while seeking to maintain liquidity and a low volatility of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES(Expenses that you pay each year as a percentage of the valueof your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/23
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/23 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTWOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:•high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations,•debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities,•securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”),•asset-backed securities,•repurchase agreements, and•taxable municipal obligations.The Fund is a money market fund managed in the following manner:•The Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and operates with a floating net asset value.•The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.•The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.•The Fund invests only in U.S. dollar-denominated securities.•The Fund seeks to invest in securities that present minimal credit risk.The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The securities in which the Fund may invest include privately placed securities. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its total assets in this industry as a temporary defensive measure.The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.Liquidity Fees and Redemption GatesThe Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or the Fund may be unable to maintain positive returns.Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.For example, the outbreak of COVID-19 has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including, among other things, reduced consumer demand and economic output, supply chain disruptions and increased government spending may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations.In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. Mortgage-related and asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of either rising or declining interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. Additionally, asset-backed, mortgage-related and mortgage-backed securities are subject to risks associated with their structure and the nature of the assets underlying the securities and the servicing of those assets. Certain asset-backed, mortgage-related and mortgage-backed securities may face valuation difficulties and may be less liquid than other types of asset-backed, mortgage-related and mortgage-backed securities, or debt securities.Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.LIBOR Discontinuance or Unavailability Risk. The London Interbank Offering Rate ("LIBOR") is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published, and we recommend that you consult your advisors to stay informed of any such developments.In addition, certain regulated entities ceased entering into most new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance, unavailability or replacement, all of which may affect the value, volatility, liquidity or return on certain of a Fund's loans, notes, derivatives and other instruments or investments comprising some or all of a Fund's investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of the Fund’s investments may transition from LIBOR prior to the dates announced by the FCA. The transition from LIBOR to alternative reference rates may result in operational issues for the Fund or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on the Fund and its investments.Risk of Regulation of Money Market Funds. The SEC and other regulatory agencies continue to review the regulation of money market funds. As of the date of this Prospectus, the SEC has proposed amendments to the rules that govern money market funds. These proposed amendments, if implemented, may affect the Fund’s investment strategies, performance, yield, expenses, operations and continued viability.Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.Concentration Risk. Because the Fund will, under ordinary circumstances, invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry may have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the financial services industry. In addition, financial services companies are highly dependent on the supply of short-term financing.Foreign Securities Risk. Because the Fund may invest in foreign securities, it is subject to special risks in addition to those applicable to U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.Risk Associated with the Fund Holding Cash. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.It is possible to lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Money Market Fund Price Fluctuates [Text]	rr_RiskMoneyMarketFundPriceFluctuates	Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.
Risk Money Market Fund May Impose Fees or Suspend Sales [Text]	rr_RiskMoneyMarketFundMayImposeFeesOrSuspendSales	 The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
RIsk Not Insured [Text]	rr_RiskNotInsured	 An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	rr_RiskMoneyMarketFundSponsorMayNotProvideSupport	 The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. Because the Empower Shares have not yet commenced operations for a full calendar year as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Capital Shares (which are not offered in this prospectus) has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. Returns for Empower Shares would be similar to the returns shown because the Shares are invested in the same portfolio of securities and the returns would differ only to the extent that the classes do not have the same expenses.To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	the bar chart shows how the performance of the Fund’s Capital Shares (which are not offered in this prospectus) has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Empower Shares have not yet commenced operations for a full calendar year as of the date of this prospectus
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-766-7722
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS — CAPITAL SHARES*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter1Q and2Q 20190.63%Worst Quarter4Q, 20200.00%The Fund’s year-to-date total returnthrough3/31/22was0.01%.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	 Returns for Empower Shares would be similar to the returns shown because the Shares are invested in the same portfolio of securities and the returns would differ only to the extent that the classes do not have the same expenses.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2021)
Empower Shares | JPMorgan Prime Money Market Fund | Capital
Risk Return Abstract	rr_RiskReturnAbstract
2012	rr_AnnualReturn2012	0.17%	[1]
2013	rr_AnnualReturn2013	0.07%	[1]
2014	rr_AnnualReturn2014	0.04%	[1]
2015	rr_AnnualReturn2015	0.10%	[1]
2016	rr_AnnualReturn2016	0.51%	[1]
2017	rr_AnnualReturn2017	1.10%	[1]
2018	rr_AnnualReturn2018	1.97%	[1]
2019	rr_AnnualReturn2019	2.30%	[1]
2020	rr_AnnualReturn2020	0.65%	[1]
2021	rr_AnnualReturn2021	0.07%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Past 1 Year	rr_AverageAnnualReturnYear01	0.07%
Past 5 Years	rr_AverageAnnualReturnYear05	1.21%
Past 10 Years	rr_AverageAnnualReturnYear10	0.69%
Empower Shares | JPMorgan Prime Money Market Fund | Empower
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
Service Fees	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.18%	[2]
1 Year	rr_ExpenseExampleYear01	$ 18
3 Years	rr_ExpenseExampleYear03	62
5 Years	rr_ExpenseExampleYear05	111
10 Years	rr_ExpenseExampleYear10	253
1 Year	rr_ExpenseExampleNoRedemptionYear01	18
3 Years	rr_ExpenseExampleNoRedemptionYear03	62
5 Years	rr_ExpenseExampleNoRedemptionYear05	111
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 253

[1]	The performance of Empower Shares would be substantially similar to the performance of Capital Shares because the Fund is invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.
[2]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.18% of the average daily net assets of Empower Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/23, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.